Commitments (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Less accumulated amortization	$ (270,808)	$ (402,066)
Capital lease assets, net	379,161	644,267
Equipment [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	560,829	803,500
Furniture And Fixtures [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	64,790	89,140
Computer Equipment [Member]
Loss Contingencies [Line Items]
Capital leased assets gross	$ 24,350	$ 153,693